PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Automobiles 0.8%
Tesla, Inc.*	878	$270,661
Broadline Retail 3.0%
Amazon.com, Inc.*	4,573	1,070,585
Communications Equipment 0.9%
Arista Networks, Inc.*	2,763	340,457
Electric Utilities 0.8%
Constellation Energy Corp.	810	281,750
Electrical Equipment 1.1%
Schneider Electric SE	1,575	407,600
Electronic Equipment, Instruments & Components 1.0%
Keysight Technologies, Inc.*	2,181	357,488
Entertainment 3.2%
Netflix, Inc.*	991	1,148,965
Financial Services 1.1%
Mastercard, Inc. (Class A Stock)	700	396,529
Health Care Equipment & Supplies 2.3%
Dexcom, Inc.*	6,580	531,467
Intuitive Surgical, Inc.*	617	296,832
		828,299
Hotels, Restaurants & Leisure 1.5%
Airbnb, Inc. (Class A Stock)*	4,116	545,000
Interactive Media & Services 2.4%
Alphabet, Inc. (Class A Stock)	2,624	503,545
Meta Platforms, Inc. (Class A Stock)	488	377,439
		880,984
IT Services 2.7%
Shopify, Inc. (Canada) (Class A Stock)*	969	118,422
Snowflake, Inc. (Class A Stock)*	3,896	870,756
		989,178
Media 1.2%
Trade Desk, Inc. (The) (Class A Stock)*	4,783	415,930
Pharmaceuticals 3.3%
AstraZeneca PLC (United Kingdom), ADR	8,109	592,687
UCB SA (Belgium), ADR(a)	5,462	587,875
		1,180,562
Semiconductors & Semiconductor Equipment 38.1%
Advanced Micro Devices, Inc.*	821	144,750
Analog Devices, Inc.	2,677	601,334
ARM Holdings PLC, ADR*(a)	2,704	382,278
ASML Holding NV (Netherlands)	673	467,540
Broadcom, Inc.	11,163	3,278,573

PGIM Jennison Technology Fund

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	11,489	$1,089,617
NVIDIA Corp.	35,757	6,360,098
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,734	1,385,449
		13,709,639
Software 28.4%
Adobe, Inc.*	680	243,229
AppLovin Corp. (Class A Stock)*	648	253,174
Crowdstrike Holdings, Inc. (Class A Stock)*	1,801	818,681
CyberArk Software Ltd.*	840	345,635
Datadog, Inc. (Class A Stock)*	4,044	566,079
Figma, Inc. (Class A Stock)*	708	81,774
HubSpot, Inc.*	1,394	724,392
Intapp, Inc.*	7,515	300,976
Microsoft Corp.	5,837	3,114,040
Monday.com Ltd.*	951	249,438
Palo Alto Networks, Inc.*(a)	3,054	530,174
Salesforce, Inc.	3,173	819,681
Samsara, Inc. (Class A Stock)*	12,148	461,988
ServiceNow, Inc.*(a)	1,029	970,470
Synopsys, Inc.*(a)	1,200	760,164
		10,239,895
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	11,088	2,301,536

Total Long-Term Investments (cost $17,693,565)		35,365,058

Short-Term Investments 11.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	831,742	831,742
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $3,158,489; includes $3,149,558 of cash collateral for securities on loan)(b)(wb)	3,160,789	3,158,576

Total Short-Term Investments (cost $3,990,231)		3,990,318

TOTAL INVESTMENTS 109.3% (cost $21,683,796)		39,355,376
Liabilities in excess of other assets (9.3)%		(3,336,380)

Net Assets 100.0%		$36,018,996

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,971,616; cash collateral of $3,149,558 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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